Prepaid Expenses and Other Assets (Details) $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2025 USD ($)		Mar. 31, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2019 HKD ($)	May 31, 2019 HKD ($)
Prepaid Expenses and Other Assets [Line Items]
Allowance for credit losses			$ 88			$ 88	$ 87,160
Deposit payments						2,750,000
Acquisition target investment (in Dollars)										$ 16
Annual interest rate percentage								6.50%	6.50%
Agreement amount								$ (2,040,296)	$ 16
Interests incurred	$ 516,029	$ 4
Prepaid interest			1,542,020		$ 12	1,543,210
Allowance for credit losses			1,697,836	[1]
Target Investee from September 2024 [Member]
Prepaid Expenses and Other Assets [Line Items]
Deposit payments			3,000,000			3,000,000
Prepaid expenses and other assets [Member]
Prepaid Expenses and Other Assets [Line Items]
Allowance for credit losses			$ 445,824			$ 445,846

[1]	The balances as of March 31, 2025 mainly represented the balances due from PFHGL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of March 31, 2025, the allowance for credit losses were $1,697,836. PFHGL is no longer a related party since December 2024.